OTHER NON-OPERATING GAIN, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non-Operating Gain, Net
Change of fair value of other derivatives	$ 0	$ (1)	$ 10
Gain from money market funds	37	75	29
Loss from other financial assets	0	(48)	0
Other losses	(6)	(6)	(30)
Other non-operating gain, net	$ 31	$ 20	$ 9